SOLAR POWER AND BATTERY ENERGY STORAGE SYSTEMS, NET	12 Months Ended
Dec. 31, 2025
SOLAR POWER AND BATTERY ENERGY STORAGE SYSTEMS, NET
SOLAR POWER AND BATTERY ENERGY STORAGE SYSTEMS, NET

7. SOLAR POWER AND BATTERY ENERGY STORAGE SYSTEMS, NET

Solar power and battery energy storage systems, net consist of the following:

	December 31,	December 31,
	2024	2025
Systems in operation	$1,270,389	$1,490,144
Systems under construction	762,523	671,470
Total costs	2,032,912	2,161,614
Accumulated depreciation	(55,973)	(96,116)
Solar power and battery energy storage systems, net	$1,976,939	$2,065,498

The Company reclassified $119,067, $312,773 and nil, from project assets to solar power and battery energy storage systems during the years ended December 31, 2023, 2024 and 2025, respectively, reflecting a change in intent to hold and operate these assets to generate electricity or storage revenue.

The Company recorded impairment losses on solar power systems of nil, $21,400 and $11,063 for the years ended December 31, 2023, 2024 and 2025, respectively. Depreciation expense was $14,266, $28,900 and $50,362 for the same periods, respectively. Capitalized interest during development and construction was $33,097, $70,487 and $42,812 for the same periods, respectively.